Consolidated statements of financial position - USD ($) $ in Thousands	Jun. 30, 2024	Jun. 30, 2023
Current assets
Cash and cash equivalents	$ 16,231	$ 11,156
Trade and other receivables	18,596	21,905
Inventories	14,768	17,970
Sales tax receivable	485	273
Income tax receivable	956	3,192
Contract assets	1,479	1,762
Derivative assets	727	1,218
Other current assets	3,867	4,420
Current assets	57,109	61,896
Non-current assets
Property and equipment	8,394	9,152
Right-of-use assets	10,164	13,152
Intangible assets	124,128	157,437
Development costs	7,810	6,569
Deferred income tax assets	2,334	3,210
Goodwill	187,502	187,502
Contract assets	2,418	2,911
Derivative assets	320	768
Other non-current assets	466	422
Assets	400,645	443,019
Current liabilities
Accounts payable and accrued liabilities	21,450	24,077
Provisions	405	237
Sales tax payable	5,955	5,867
Income tax payable	115	61
Consideration payable	0	1,894
Operating facility and loans	19,875	17,700
Contract liabilities	9,582	10,909
Lease obligations on right-of-use assets	2,722	2,719
Current liabilities	60,104	63,464
Long term liabilities
Operating facility and loans	57,950	83,125
Contract liabilities	3,072	3,642
Non-current lease obligations on right-of-use assets	8,562	11,612
Deferred income tax liabilities	9,895	14,295
Other non-current liabilities	1,332	766
Liabilities	140,915	176,904
Shareholders’ equity
Share capital	380,986	379,924
Contributed surplus	20,053	18,132
Accumulated other comprehensive income	626	1,335
Accumulated deficit	(141,935)	(133,276)
Shareholders’ equity	259,730	266,115
Total liabilities and shareholders' equity	$ 400,645	$ 443,019